DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED Q	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED	DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED
In the ordinary course of business, the Company enters into agreements to borrow digital assets to finance the Company’s trading operations. The Company may lend digital assets borrowed from counterparties or acquired through other operations. As of September 30, 2025 and December 31, 2024, no Digital asset loans receivable were past due.
Digital Assets Loan Receivable, Net of Allowance

(in thousands)	September 30, 2025	December 31, 2024
Digital asset loans receivable	$1,299,845	$579,954
Less: Allowance for credit losses	(176)	(424)
Digital asset loans receivable, net	$1,299,669	$579,530
Collateral Payable Associated with Digital Assets Loan Receivable

(in thousands)	September 30, 2025	December 31, 2024
Collateral payable — Digital assets	$1,595,647	$673,427
Collateral payable — Cash	15,166	44,535
Collateral payable associated with digital assets loan receivable	$1,610,813	$717,962
Digital Assets Borrowed

(in thousands)	September 30, 2025	December 31, 2024
Digital assets borrowed — current	$3,055,182	$1,497,609
Digital assets borrowed — non-current	9,580	—
Digital assets borrowed	$3,064,762	$1,497,609
The Company borrows digital assets from both over-the-counter and decentralized finance sources. The most significant digital assets borrowings as of September 30, 2025 were bitcoin, USDC, tether, ether, and SOL, including associated wrapped tokens, which represented approximately 95% of total Digital assets borrowed. The most significant digital assets borrowings as of December 31, 2024 were bitcoin, ether, DAI, and SOL, including associated wrapped tokens, which represented approximately 87% of total Digital assets borrowed.
Assets Posted as Collateral Associated with Digital Assets Borrowed, Current and Non-current

(in thousands)	September 30, 2025	December 31, 2024
Assets posted as collateral — Digital assets	$550,245	$84,221
Less: Allowance for credit loss	(3,489)	(826)
Assets posted as collateral associated with digital assets borrowed	$546,756	$83,395
Collateral deposited in decentralized finance protocols associated with digital asset loans payable to the decentralized protocols are recognized in Digital intangible assets. Collateral posted with counterparties for which the Company retains control are also recognized in Digital intangible assets. Refer to Note 6 for additional information regarding Digital intangible assets.